Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net	$ 160	$ (986)	$ (291)
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	163	65
Risk Management Liability	3	1,051
Risk Management Net	160	(986)
Level 2 of Fair Value Hierarchy [Member] | Interest rate swap contract [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	7	2
Risk Management Liability		20
Risk Management Net	7	(18)
Level 2 of Fair Value Hierarchy [Member] | Commodity Price Risk [Member] | Crude Oil Contracts [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	156	63
Risk Management Liability	2	1,031
Risk Management Net	154	$ (968)
Level 2 of Fair Value Hierarchy [Member] | Currency risk [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Liability	1
Risk Management Net	$ (1)